Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss)/income for the period		$ (21,534)	$ 16,432	$ 23,906
Items that may be reclassified to income in later periods:
Currency translation differences		1,179	344	(3,171)
Debt instruments remeasurements		23	29	(15)
Cash flow hedging (losses)/gains	[1]	(160)	(276)	730
Net investment hedging (losses)/gains	[1]	(423)	9	(1)
Deferred cost of hedging		100	66	(209)
Share of other comprehensive loss of joint ventures and associates		(42)	(76)	(10)
Total		677	96	(2,676)
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements		(2,702)	(2,102)	3,588
Equity instruments remeasurements		64	(30)	(153)
Share of other comprehensive income of joint ventures and associates		119	2	193
Total		(2,519)	(2,130)	3,628
Other comprehensive (loss)/income for the period		(1,842)	(2,034)	952
Comprehensive (loss)/income for the period		(23,376)	14,398	24,858
Comprehensive income attributable to non-controlling interest		136	625	383
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders		$ (23,512)	$ 13,773	$ 24,475

[1]	[A] As from 2020, 'Cash flow hedging (losses)/gains' and 'Net investment hedging (losses)/gains' have been separately disclosed. Prior period comparatives for these items have been revised to conform with current year presentation (see Note 22).